Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Registrant Name	dei_EntityRegistrantName	Federated Hermes Sustainable High Yield Bond Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000225318
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 28, 2024
Effective Date	dei_DocumentEffectiveDate	May 29, 2024
Prospectus Date	rr_ProspectusDate	May 31, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A